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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2010 through October 31, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                  Pioneer Equity
                  Income Fund
--------------------------------------------------------------------------------
                  Annual Report | October 31, 2011
--------------------------------------------------------------------------------

                  Ticker Symbols:

                  Class A   PEQIX
                  Class B   PBEQX
                  Class C   PCEQX
                  Class R   PQIRX
                  Class Y   PYEQX
                  Class Z   PEZQX

                  [LOGO]PIONEER
                        Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              16

Schedule of Investments                                                      18

Financial Statements                                                         26

Notes to Financial Statements                                                36

Report of Independent Registered Public Accounting Firm                      44

Trustees, Officers and Service Providers                                     46



                      Pioneer Equity Income Fund | Annual Report | 10/31/11    1

President's Letter

Dear Shareowner,

During the first three quarters of 2011, the U.S. economy struggled to gain solid footing. The economy went through a soft patch in the first half, and the second half, so far, has been highlighted by the U.S. government's battle over the debt ceiling and Standard & Poor's downgrade of the U.S. Treasury's credit rating from the top rating of "AAA" for the first time in history. After rallying nicely in the first half, U.S. equity markets reacted sharply this summer to the political stalemate and the downgrade. There has been continued pressure on equities due to concerns about the growing European sovereign-debt crisis and its potential impact on the global economy.

Despite legitimate reasons for concern, we believe there are also reasons for optimism that the U.S. economy will continue to exhibit modest growth and is not headed into a severe recession. Corporations continue to post solid earnings and, for the most part, are maintaining their positive earnings outlooks. They also have strong balance sheets with improved net leverage and high cash levels. Auto production has rebounded following the Japanese supply-chain interruptions caused by the earthquake and tsunami last spring. Retail sales growth year-over-year has remained steady despite low consumer confidence. And despite high unemployment in the U.S., private sector employment has grown consistently, albeit modestly, since February 2010. There are certainly risks to our outlook, including possible contagion from the European sovereign-debt and banking crisis, the fiscal drag from federal and state budget cuts in the U.S., as well as potential "negative feedback loops" from capital-market volatility. But broadly speaking, we think the subpar economic recovery is consistent with recoveries from other "balance sheet"-caused recessions.

The difficult recovery process has been accompanied by wide market swings. While this is a challenging environment, our investment professionals continue to focus on finding good opportunities to invest in both equity and bond markets using the same disciplined approach Pioneer has used since 1928. Our approach is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.


2    Pioneer Equity Income Fund | Annual Report | 10/31/11

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,



/s/ Daniel K. Kingsbury



Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                      Pioneer Equity Income Fund | Annual Report | 10/31/11    3

Portfolio Management Discussion | 10/31/11

In the following interview, John Carey, Executive Vice President and Head of U.S. Core Value at Pioneer Investments, discusses the investment environment during the 12-month period ended October 31, 2011, and Pioneer Equity Income Fund's performance during the period. Mr. Carey is responsible for the day-to-day management of Pioneer Equity Income Fund.

Q How did the Fund perform over the 12 months ended October 31, 2011?

A Over the 12 months ended October 31, 2011, Pioneer Equity Income Fund Class A shares returned 11.26% at net asset value, while the Fund's benchmark, the Russell 1000 Value Index, returned 6.16%. Over the same 12-month period, the average return of the 286 mutual funds in Lipper's Equity Income Funds category was 7.13%. In comparison, over the last six months of the Fund's annual reporting period ended October 31, 2011, the Fund's Class A shares returned -5.58% at net asset value, while the Russell 1000 Value Index returned -9.49%.

Q How would you describe the markets for equities over the 12 months ended
  October 31, 2011, particularly for the types of equities deemed appropriate for the Fund?

A The first six months of the Fund's fiscal year, November 1, 2010, through April 30, 2011, were generally positive months for stocks, but the second half of the Fund's fiscal year concluded on October 31, 2011, saw an extended and nerve-wracking market correction. A rally beginning in early October 2011 reversed some of the losses, but the second six-month period from May through October 2011 was still one of overall market decline. It seemed to us a peculiar decline, in that underlying economic and corporate fundamentals remained in satisfactory to good condition. The focus of traders and investors was rather on Europe and its sovereign-debt woes, and on Washington, D. C., and the U.S. government's own political disputes over budgetary imbalances. In a "headline-driven" market, it sometimes makes the most sense to sit tight, after determining that the companies whose stocks one owns are likely to stay in business and continue growing in spite of the "macroeconomic" issues pushing share prices first one way and then the other. Fortunately, most of the stocks in the Fund's portfolio appeared to us to have those characteristics of resiliency, and indeed the share prices of the kinds of stable, dividend-paying companies the Fund typically holds did decline by less during the correction than the broader market, as measured by the Fund's benchmark, the Russell 1000 Index (the Russell Index).

Q The Fund outperformed the benchmark Russell Index over the 12-month period ended October 31, 2011, as well as over the final six months of the


4    Pioneer Equity Income Fund | Annual Report | 10/31/11
  period. What were the main reasons for the Fund's above-benchmark performance?

A Both for the Fund's fiscal year as a whole and the second six months of the fiscal year (from May 1 through October 31, 2011), the Fund's outperformance was attributable both to sector allocations and stock selections. The biggest sector-weighting contributors to performance were the Fund's significant underweight relative to the Russell Index in the poorly performing financials sector and the Fund's overweight relative to the benchmark in the strongly performing utilities sector. The best stock selection results occurred, again, in the financials sector, but in both halves of the fiscal year the Fund also experienced good stock selection results in the energy and consumer discretionary sectors, among others. Standout performers in the portfolio were EQT in the energy sector and VF in the consumer discretionary sector. In financials, Chubb was a top performer for the Fund, and performance also benefited from names the Fund did not own, principally the so-called "money-center" banks (Bank of America, Citigroup, and JPMorgan Chase). Concerns about the interlocking relationships between the troubled European banking system and U.S. global banks led investors to sell shares of the money-center institutions quite heavily. We were happy to watch that selling activity from the sidelines.

  On the negative side, the Fund's overweight in the underperforming materials sector hurt results somewhat in the second half of the fiscal year, though good stock selection in the sector sharply limited the weighting's negative contribution. The Fund's weakest results in the second half of the fiscal year were in the industrials sector; the portfolio was overweight the underperforming sector and stock selections also fared worse than the average stock performance within the sector. Among the Fund's industrials holdings, Emerson Electric and Gorman-Rupp were especially weak, though in both cases we retained the Fund's positions because of our confidence in the longer-term prospects for the companies.

Q Could you please discuss changes to the Fund's portfolio during the Fund's fiscal year ended October 31, 2011, particularly those made over the final six months of the period?

A Overall, we purchased several new positions. In the second half of the period, in fact, one of the Fund's existing holdings split into two companies, and one Fund holding was acquired by another company in exchange for stock. We also liquidated multiple Fund positions; as noted, the one portfolio name transmogrified into two; and the company that was acquired was replaced in the portfolio by shares of its acquirer.

  New purchases included Exxon Mobil, the worldwide oil and gas company; Walgreen, the prominent drugstore company; PepsiCo, the large producer of beverages and snack foods; CBS, the broadcasting company; Owens & Minor, distributor of medical and surgical supplies to hospitals; Discover


                      Pioneer Equity Income Fund | Annual Report | 10/31/11    5

  Financial Services, the credit-card company; and Windstream, the rural telephone-service provider. All of the companies added to the Fund's portfolio pay dividends, and all, we thought, were selling at attractive prices relative to their outlooks.

  Marathon Oil was the existing Fund holding that became two separate companies during the period. In an effort to highlight the values of its two main businesses, Marathon Oil split itself into a "new" Marathon Oil, which controls the former company's oil and gas exploration and production businesses (the so-called "upstream"), and Marathon Petroleum, which operates the former company's refining, marketing, and energy transporting divisions (the "downstream" and "midstream"). Finally, Ventas, a real estate investment trust, or REIT, acquired with stock the Fund's holding in Nationwide Health Properties. We have retained the shares of Ventas, which, like Nationwide, owns health care properties.

  Fund positions liquidated during the period included Lockheed Martin, CSX, Norfolk Southern, Reed Elsevier, Bank of New York Mellon, Northern Trust, Aflac, Cincinnati Financial, Hewlett-Packard, Frontier Communications, and NSTAR. In most cases, the stocks had reached our target prices, and we thought that there were more compelling values elsewhere in the market. In a few cases, we were disappointed with company management and no longer as convinced of the potential earnings development.

Q The Fund typically places an important emphasis on dividend-paying stocks.
  Would you say that dividends have returned to their pre-financial crisis levels, or is there still room for improvement in dividend payments?

A Of course, having weathered the subprime mortgage meltdown of 2007-2009, we find ourselves in a new financial crisis, having to do this time with European sovereign debt! And no, dividends -- especially in the financials sector -- had not returned to pre-crisis levels before the onset of this most recent crisis, and it would now appear unlikely that banks in particular will be able to get their dividends back to those earlier levels anytime soon. However, in other sectors of the market we have been seeing very good dividend increases, and we think that companies that are showing strong profitability will continue to reward shareholders with higher dividend payments. With reference to data from Standard & Poor's (S&P), as we write this shareholder letter during the third week of November 2011, there have been more than twice as many increases in the dividend by companies in the S&P database as there had been by this time in 2009, and fewer than 10% of the dividend decreases that we had seen by this time in 2009.

Q Given the various headwinds facing the global economy, what is your outlook for the coming year?

A We do think that there is a better set of fundamentals than the volatility in the market would lead one to think. Investor skittishness has arisen from


6    Pioneer Equity Income Fund | Annual Report | 10/31/11
  the admittedly concerning stories in the press about European and U. S. fiscal challenges and the inability or unwillingness of elected political leaders to come to grips with them. We cannot discount the possibility that the "macro" worries will influence and affect the behavior of consumers, investors, and business managers. So far, the U.S. economy has kept growing, if only at a moderate pace, and the stores are still full of shoppers. However, we saw during the 2007-2009 period the effect that a full-blown financial crisis can have on the larger economy. The European situation has been simmering for a couple of years and may or may not come to the full boil that many people fear. Greece and several other European countries are obviously experiencing great difficulties in keeping their government budgets within the bounds required under the original euro agreement. Unfortunately, economic growth is not fast enough in Europe to "bail out" the struggling governments, and so some more drastic actions will be required. At the same time, here in the U. S., we are running record budget deficits and likewise cannot seem to find the gumption needed to bring them down. We do, though, have the advantage of a rather more dynamic economy than the Europeans have, and so growth can at least play a role in solving the fiscal problem we face.

  So, while people are endlessly clever and while there are examples throughout history of success snatched from the jaws of failure, the challenges today, which we are reading about, it seems, all the time, are to be taken into consideration as one invests. Our approach is to emphasize financially strong companies in the Fund, that is, companies not greatly dependent on government spending for their revenue streams, with enterprises that are attractively positioned competitively and that have proven in the past their ability to steer through treacherous economic waters. As always, we shall regard the dividend-paying record of companies as an important indicator of the investment qualities we seek when adding holdings to the Fund's portfolio.

  Thank you for your faithful interest in the Fund.

Please refer to the Schedule of Investments on pages 18-25 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that the market forecast discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.


                      Pioneer Equity Income Fund | Annual Report | 10/31/11    7

Portfolio Summary | 10/31/11

Sector Distribution
--------------------------------------------------------------------------------

(As a percentage of equity holdings)


[THE DATA BELOW IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Staples                            14.4%
Financials                                  13.4%
Energy                                      12.8%
Health Care                                 11.3%
Utilities                                   10.4%
Consumer Discretionary                       9.4%
Industrials                                  8.2%
Materials                                    7.8%
Information Technology                       7.4%
Telecommunication Services                   4.9%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.    Gorman-Rupp Co.                                                  3.08%
--------------------------------------------------------------------------------
    2.    Valspar Corp.                                                    2.85
--------------------------------------------------------------------------------
    3.    H.J. Heinz Co., Inc.                                             2.83
--------------------------------------------------------------------------------
    4.    EQT Corp.                                                        2.66
--------------------------------------------------------------------------------
    5.    Johnson Controls, Inc.                                           2.60
--------------------------------------------------------------------------------
    6.    Chubb Corp.                                                      2.50
--------------------------------------------------------------------------------
    7.    VF Corp.                                                         2.14
--------------------------------------------------------------------------------
    8.    Hershey Foods Corp.                                              1.94
--------------------------------------------------------------------------------
    9.    Microchip Technology, Inc.                                       1.92
--------------------------------------------------------------------------------
   10.    Compass Minerals International, Inc.                             1.87
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Equity Income Fund | Annual Report | 10/31/11

Prices and Distributions | 10/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                          10/31/11                          10/31/10
--------------------------------------------------------------------------------
       A                             $26.19                            $23.92
--------------------------------------------------------------------------------
       B                             $26.02                            $23.77
--------------------------------------------------------------------------------
       C                             $25.91                            $23.66
--------------------------------------------------------------------------------
       R                             $26.45                            $24.14
--------------------------------------------------------------------------------
       Y                             $26.38                            $24.09
--------------------------------------------------------------------------------
       Z                             $26.21                            $23.95
--------------------------------------------------------------------------------

Distributions per Share: 11/1/10-10/31/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net
                Investment            Short-Term            Long-Term
     Class        Income            Capital Gains         Capital Gains
--------------------------------------------------------------------------------
       A         $0.4125              $ --                  $ --
--------------------------------------------------------------------------------
       B         $0.1513              $ --                  $ --
--------------------------------------------------------------------------------
       C         $0.2170              $ --                  $ --
--------------------------------------------------------------------------------
       R         $0.3266              $ --                  $ --
--------------------------------------------------------------------------------
       Y         $0.5196              $ --                  $ --
--------------------------------------------------------------------------------
       Z         $0.5170              $ --                  $ --
--------------------------------------------------------------------------------

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-15.


                      Pioneer Equity Income Fund | Annual Report | 10/31/11    9

Performance Update | 10/31/11                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of October 31, 2011)
-------------------------------------------------------------------
                                     Net Asset     Public Offering
Period                               Value (NAV)   Price (POP)
-------------------------------------------------------------------
10 Years                              4.83%         4.22%
5 Years                               0.19         -0.99
1 Year                               11.26          4.86
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2011)
-------------------------------------------------------------------
                                     Gross         Net
-------------------------------------------------------------------
                                     1.19%         1.19%
--------------------------------------------------------------------

[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                 Pioneer          Russell 1000
            Equity Income Fund    Value Index
10/01            $ 9,425           $10,000
10/02            $ 8,236           $ 8,998
10/03            $ 9,545           $11,056
10/04            $11,103           $12,765
10/05            $12,311           $14,279
10/06            $14,971           $17,343
10/07            $16,501           $19,222
10/08            $11,552           $12,149
10/09            $11,286           $12,730
10/10            $13,583           $14,730
10/11            $15,114           $15,637


Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer Equity Income Fund | Annual Report | 10/31/11

Performance Update | 10/31/11                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of October 31, 2011)
-------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
-------------------------------------------------------------------
 10 Years                                3.90%          3.90%
 5 Years                                -0.74          -0.74
 1 Year                                 10.12           6.12
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2011)
-------------------------------------------------------------------
                                        Gross          Net
-------------------------------------------------------------------
                                        2.17%          2.17%
-------------------------------------------------------------------


[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                 Pioneer          Russell 1000
            Equity Income Fund    Value Index
10/01            $10,000           $0,000
10/02            $ 8,666           $8,998
10/03            $ 9,958           $1,056
10/04            $11,485           $2,765
10/05            $12,621           $4,279
10/06            $15,216           $7,343
10/07            $16,631           $9,222
10/08            $11,545           $2,149
10/09            $11,168           $2,730
10/10            $13,316           $4,730
10/11            $14,663           $5,637


Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit us.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    11

Performance Update | 10/31/11                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of October 31, 2011)
-------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
-------------------------------------------------------------------
 10 Years                                4.01%          4.01%
 5 Years                                -0.58          -0.58
 1 Year                                 10.45          10.45
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2011)
-------------------------------------------------------------------
                                        Gross          Net
-------------------------------------------------------------------
                                        1.96%          1.96%
-------------------------------------------------------------------


[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                 Pioneer          Russell 1000
            Equity Income Fund    Value Index
10/01            $10,000           $10,000
10/02            $ 8,664           $ 8,998
10/03            $ 9,957           $11,056
10/04            $11,491           $12,765
10/05            $12,637           $14,279
10/06            $15,248           $17,343
10/07            $16,677           $19,222
10/08            $11,587           $12,149
10/09            $11,226           $12,730
10/10            $13,411           $14,730
10/11            $14,812           $15,637


Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Equity Income Fund | Annual Report | 10/31/11

Performance Update | 10/31/11                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of October 31, 2011)
-------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
-------------------------------------------------------------------
 10 Years                                4.59%          4.59%
 5 Years                                -0.02          -0.02
 1 Year                                 10.96          10.96
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2011)
-------------------------------------------------------------------
                                        Gross          Net
-------------------------------------------------------------------
                                        1.44%          1.44%
-------------------------------------------------------------------


[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                 Pioneer          Russell 1000
            Equity Income Fund    Value Index
10/01            $10,000           $10,000
10/02            $ 8,695           $ 8,998
10/03            $10,049           $11,056
10/04            $11,679           $12,765
10/05            $12,921           $14,279
10/06            $15,688           $17,343
10/07            $17,271           $19,222
10/08            $12,067           $12,149
10/09            $11,765           $12,730
10/10            $14,121           $14,730
10/11            $15,668           $15,637



Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning on April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    13

Performance Update | 10/31/11                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 Million investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of October 31, 2011)
-------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
-------------------------------------------------------------------
 10 Years                                5.29%          5.29%
 5 Years                                 0.63           0.63
 1 Year                                 11.73          11.73
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2011)
-------------------------------------------------------------------
                                        Gross          Net
-------------------------------------------------------------------
                                        0.72%          0.72%
-------------------------------------------------------------------


[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5,000,000 Investment

                 Pioneer           Russell 1000
            Equity Income Fund     Value Index
10/01            $5,000,000        $5,000,000
10/02            $4,388,021        $4,498,967
10/03            $5,109,785        $5,528,098
10/04            $5,972,538        $6,382,370
10/05            $6,647,988        $7,139,634
10/06            $8,116,901        $8,671,580
10/07            $8,981,717        $9,611,051
10/08            $6,312,891        $6,074,399
10/09            $6,196,317        $6,365,045
10/10            $7,496,286        $7,364,764
10/11            $8,375,847        $7,818,476


Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


14    Pioneer Equity Income Fund | Annual Report | 10/31/11

Performance Update | 10/31/11                                     Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of October 31, 2011)
-------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
-------------------------------------------------------------------
 10 Years                                4.94%          4.94%
 5 Years                                 0.39           0.39
 1 Year                                 11.67          11.67
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2011)
-------------------------------------------------------------------
                                        Gross          Net
-------------------------------------------------------------------
                                        0.81%          0.81%
-------------------------------------------------------------------


[THE DATA BELOW IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                 Pioneer          Russell 1000
            Equity Income Fund    Value Index
10/01            $10,000           $10,000
10/02            $ 8,738           $ 8,998
10/03            $10,127           $11,056
10/04            $11,780           $12,765
10/05            $13,061           $14,279
10/06            $15,884           $17,343
10/07            $17,411           $19,222
10/08            $12,231           $12,149
10/09            $12,001           $12,730
10/10            $14,502           $14,730
10/11            $16,193           $15,637


Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for Class Z shares for periods prior to the inception of Class Z shares on July 6, 2007, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on July 6, 2007, would have been higher than the performance shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from May 1, 2011 through October 31, 2011.


----------------------------------------------------------------------------------------------
 Share Class                A           B           C           R           Y           Z
----------------------------------------------------------------------------------------------
 Beginning Account      $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
 Value on 5/1/11
----------------------------------------------------------------------------------------------
 Ending Account Value     $944.16     $939.27     $940.56     $942.50     $946.14     $945.87
 (after expenses)
 on 10/31/11
----------------------------------------------------------------------------------------------
 Expenses Paid              $5.64      $10.61       $9.34       $7.25       $3.68       $4.17
 During Period*
----------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, 2.17%, 1.91%, 1.48%, 0.75%, and 0.85% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


16    Pioneer Equity Income Fund | Annual Report | 10/31/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2011 through October 31, 2011.


----------------------------------------------------------------------------------------------
 Share Class                A           B           C           R           Y           Z
----------------------------------------------------------------------------------------------
 Beginning Account      $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
 Value on 5/1/11
----------------------------------------------------------------------------------------------
 Ending Account Value   $1,019.41   $1,014.27   $1,015.58   $1,017.74   $1,021.42   $1,020.92
 (after expenses)
 on 10/31/11
----------------------------------------------------------------------------------------------
 Expenses Paid              $5.85      $11.02       $9.70       $7.53       $3.82       $4.33
 During Period*
----------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, 2.17%, 1.91%, 1.48%, 0.75%, and 0.85% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    17

Schedule of Investments | 10/31/11


-------------------------------------------------------------------------------------
 Shares                                                                Value
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               ENERGY -- 12.8%
               Integrated Oil & Gas -- 5.5%
  169,100      Chevron Corp.                                           $   17,763,955
  196,160      ConocoPhillips                                              13,662,544
  118,200      Exxon Mobil Corp.                                            9,230,238
  451,200      QEP Resources, Inc.                                         16,040,160
                                                                       --------------
                                                                       $   56,696,897
-------------------------------------------------------------------------------------
               Oil & Gas Drilling -- 1.2%
  236,300      Helmerich & Payne, Inc.                                 $   12,566,434
-------------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 3.9%
  434,800      EQT Corp.                                               $   27,609,800
  511,800      Marathon Oil Corp.                                          13,322,154
                                                                       --------------
                                                                       $   40,931,954
-------------------------------------------------------------------------------------
               Oil & Gas Refining & Marketing -- 0.9%
  255,900      Marathon Petroleum Corp.                                $    9,186,810
-------------------------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 1.3%
  483,800      Spectra Energy Corp.                                    $   13,851,194
                                                                       --------------
               Total Energy                                            $  133,233,289
-------------------------------------------------------------------------------------
               MATERIALS -- 7.8%
               Diversified Chemical -- 1.5%
  322,600      E.I. du Pont de Nemours and Co.                         $   15,507,382
-------------------------------------------------------------------------------------
               Diversified Metals & Mining -- 1.8%
  255,100      Compass Minerals International, Inc.                    $   19,405,457
-------------------------------------------------------------------------------------
               Paper Packaging -- 0.9%
  287,500      Sonoco Products Co.                                     $    9,024,625
-------------------------------------------------------------------------------------
               Specialty Chemicals -- 3.6%
  141,800      Ecolab, Inc. (b)                                        $    7,634,512
  850,400      Valspar Corp.                                               29,653,448
                                                                       --------------
                                                                       $   37,287,960
                                                                       --------------
               Total Materials                                         $   81,225,424
-------------------------------------------------------------------------------------
               CAPITAL GOODS -- 7.6%
               Aerospace & Defense -- 0.6%
  101,400      Northrop Grumman Corp.*(b)                              $    5,855,850
-------------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 0.7%
  283,500      Trinity Industries, Inc.                                $    7,731,045
-------------------------------------------------------------------------------------
               Electrical Components & Equipment -- 1.3%
  273,600      Emerson Electric Co.                                    $   13,165,632
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Equity Income Fund | Annual Report | 10/31/11

-----------------------------------------------------------------------------
 Shares                                                          Value
-----------------------------------------------------------------------------
                Industrial Machinery -- 5.0%
  1,190,943     Gorman-Rupp Co.+(b)                            $   32,000,638
    189,000     Snap-On, Inc.                                      10,143,630
    231,500     The Timken Co.                                      9,750,780
                                                               --------------
                                                               $   51,895,048
                                                               --------------
                Total Capital Goods                            $   78,647,575
-----------------------------------------------------------------------------
                COMMERCIAL SERVICES & SUPPLIES -- 0.7%
                Office Services & Supplies -- 0.7%
    212,600     Mine Safety Appliances Co. (b)                 $    7,132,730
                                                               --------------
                Total Commercial Services & Supplies           $    7,132,730
-----------------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 2.6%
                Auto Parts & Equipment -- 2.6%
    819,100     Johnson Controls, Inc.                         $   26,972,963
                                                               --------------
                Total Automobiles & Components                 $   26,972,963
-----------------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 2.1%
                Apparel, Accessories & Luxury Goods -- 2.1%
    160,600     VF Corp. (b)                                   $   22,198,132
                                                               --------------
                Total Consumer Durables & Apparel              $   22,198,132
-----------------------------------------------------------------------------
                CONSUMER SERVICES -- 1.4%
                Leisure Facilities -- 1.4%
    703,917     Cedar Fair LP (b)                              $   14,085,379
                                                               --------------
                Total Consumer Services                        $   14,085,379
-----------------------------------------------------------------------------
                MEDIA -- 1.1%
                Broadcasting -- 1.1%
    459,376     CBS Corp. (Class B)                            $   11,856,495
                                                               --------------
                Total Media                                    $   11,856,495
-----------------------------------------------------------------------------
                RETAILING -- 2.2%
                Distributors -- 1.4%
    264,600     Genuine Parts Co.                              $   15,195,978
-----------------------------------------------------------------------------
                Home Improvement Retail -- 0.8%
    377,900     Lowe's Companies, Inc.                         $    7,943,458
                                                               --------------
                Total Retailing                                $   23,139,436
-----------------------------------------------------------------------------
                FOOD & DRUG RETAILING -- 1.9%
                Drug Retail -- 0.8%
    248,500     Walgreen Co.                                   $    8,250,200
-----------------------------------------------------------------------------
                Food Distributors -- 1.1%
    394,800     Sysco Corp.                                    $   10,943,856
                                                               --------------
                Total Food & Drug Retailing                    $   19,194,056
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    19

-------------------------------------------------------------------------
 Shares                                                    Value
-------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 9.8%
               Packaged Foods & Meats -- 9.0%
  343,300      Campbell Soup Co. (b)                       $   11,414,725
  311,800      General Mills, Inc.                             12,013,654
  550,550      H.J. Heinz Co., Inc.                            29,421,392
  352,400      Hershey Foods Corp.                             20,167,852
  812,300      Sara Lee Corp.                                  14,458,940
   78,400      The J.M. Smucker Co.                             6,038,368
                                                           --------------
                                                           $   93,514,931
-------------------------------------------------------------------------
               Soft Drinks -- 0.8%
  130,800      PepsiCo, Inc.                               $    8,233,860
                                                           --------------
               Total Food, Beverage & Tobacco              $  101,748,791
-------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 2.7%
               Household Products -- 2.7%
  222,900      Clorox Co.                                  $   14,920,926
  147,357      Colgate-Palmolive Co.                           13,316,652
                                                           --------------
                                                           $   28,237,578
                                                           --------------
               Total Household & Personal Products         $   28,237,578
-------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 4.5%
               Health Care Distributors -- 1.3%
  462,200      Owens & Minor, Inc.                         $   13,829,024
-------------------------------------------------------------------------
               Health Care Equipment -- 3.2%
  225,900      Baxter International, Inc.                  $   12,419,982
  141,800      Becton, Dickinson & Co.                         11,093,014
1,079,500      Smith & Nephew Plc                               9,943,691
                                                           --------------
                                                           $   33,456,687
                                                           --------------
               Total Health Care Equipment & Services      $   47,285,711
-------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 6.7%
               Pharmaceuticals -- 6.7%
  338,900      Abbott Laboratories, Inc.                   $   18,256,543
  559,100      Bristol-Myers Squibb Co.                        17,661,969
  246,100      Eli Lilly & Co.                                  9,145,076
  450,905      Merck & Co., Inc.                               15,556,223
  472,500      Pfizer, Inc.                                     9,100,350
                                                           --------------
                                                           $   69,720,161
                                                           --------------
               Total Pharmaceuticals & Biotechnology       $   69,720,161
-------------------------------------------------------------------------
               BANKS -- 6.0%
               Diversified Banks -- 3.0%
  708,800      U.S. Bancorp                                $   18,138,192
  497,400      Wells Fargo & Co.                               12,887,634
                                                           --------------
                                                           $   31,025,826
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Equity Income Fund | Annual Report | 10/31/11

----------------------------------------------------------------------------------
 Shares                                                             Value
----------------------------------------------------------------------------------
               Regional Banks -- 2.1%
   220,800     PNC Bank Corp.                                       $   11,859,168
   523,800     SunTrust Banks, Inc.                                     10,334,574
                                                                    --------------
                                                                    $   22,193,742
----------------------------------------------------------------------------------
               Thrifts & Mortgage Finance -- 0.9%
   728,800     New York Community Bancorp, Inc. (b)                 $    9,700,328
                                                                    --------------
               Total Banks                                          $   62,919,896
----------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 2.1%
               Asset Management & Custody Banks -- 0.6%
   128,500     T. Rowe Price Associates, Inc.                       $    6,789,940
----------------------------------------------------------------------------------
               Consumer Finance -- 1.5%
   189,000     American Express Co.                                 $    9,567,180
   239,900     Discover Financial Services, Inc.                         5,652,044
                                                                    --------------
                                                                    $   15,219,224
                                                                    --------------
               Total Diversified Financials                         $   22,009,164
----------------------------------------------------------------------------------
               INSURANCE -- 3.6%
               Property & Casualty Insurance -- 3.6%
   387,600     Chubb Corp.                                          $   25,988,580
   198,500     The Travelers Companies, Inc.                            11,582,475
                                                                    --------------
                                                                    $   37,571,055
                                                                    --------------
               Total Insurance                                      $   37,571,055
----------------------------------------------------------------------------------
               REAL ESTATE -- 1.6%
               Office Real Estate Investment Trusts -- 0.6%
    94,500     Alexandria Real Estate Equities, Inc. (b)            $    6,245,505
----------------------------------------------------------------------------------
               Specialized Real Estate Investment Trusts -- 1.0%
   185,893     Ventas, Inc.*(b)                                     $   10,337,510
                                                                    --------------
               Total Real Estate                                    $   16,583,015
----------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 0.7%
               Data Processing & Outsourced Services -- 0.7%
   143,700     Automatic Data Processing, Inc.                      $    7,519,821
                                                                    --------------
               Total Software & Services                            $    7,519,821
----------------------------------------------------------------------------------
               SEMICONDUCTORS -- 6.6%
               Semiconductor Equipment -- 0.3%
   239,600     Applied Materials, Inc.                              $    2,951,872
----------------------------------------------------------------------------------
               Semiconductors -- 6.3%
   387,700     Analog Devices, Inc.                                 $   14,178,189
   415,800     Intel Corp.                                              10,203,732
   303,300     Linear Technology Corp.                                   9,799,623
   550,500     Microchip Technology, Inc. (b)                           19,906,080
   354,200     Xilinx, Inc. (b)                                         11,851,532
                                                                    --------------
                                                                    $   65,939,156
                                                                    --------------
               Total Semiconductors                                 $   68,891,028
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    21

------------------------------------------------------------------------------
 Shares                                                         Value
------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 4.9%
               Integrated Telecommunication Services -- 4.9%
  332,700      AT&T Corp.                                       $    9,751,437
  513,000      CenturyLink, Inc.                                    18,088,380
  416,584      Verizon Communications, Inc.                         15,405,276
  595,500      Windstream Corp. (b)                                  7,247,235
                                                                --------------
                                                                $   50,492,328
                                                                --------------
               Total Telecommunication Services                 $   50,492,328
------------------------------------------------------------------------------
               UTILITIES -- 10.4%
               Electric Utilities -- 3.2%
  352,150      American Electric Power Co., Inc.*               $   13,832,452
  290,400      DPL, Inc.                                             8,813,640
  252,600      Southern Co.                                         10,912,320
                                                                --------------
                                                                $   33,558,412
------------------------------------------------------------------------------
               Gas Utilities -- 4.0%
  370,500      AGL Resources, Inc.                              $   15,538,770
  221,300      National Fuel Gas Co.                                13,563,477
  655,000      Questar Corp.                                        12,621,850
                                                                --------------
                                                                $   41,724,097
------------------------------------------------------------------------------
               Multi-Utilities -- 2.4%
  292,500      Ameren Corp.                                     $    9,324,900
  263,372      Consolidated Edison, Inc.                            15,241,338
                                                                --------------
                                                                $   24,566,238
------------------------------------------------------------------------------
               Water Utilities -- 0.8%
  270,700      American Water Works Co., Inc.                   $    8,264,471
                                                                --------------
               Total Utilities                                  $  108,113,218
------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $753,674,110)                              $1,038,777,245
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Principal
Amount ($)
------------------------------------------------------------------------------
                TEMPORARY CASH INVESTMENTS -- 8.3%
                SECURITIES LENDING COLLATERAL -- 8.3% (c)
                Certificates of Deposit:
  2,922,492     Bank of Nova Scotia Houston, 0.32%, 6/11/12     $    2,924,613
  3,653,198     DnB Nor Bank ASA NY, 0.22%, 11/14/11                 3,655,700
  3,289,634     JPMorgan Chase Bank NA, 0.43%, 11/16/12              3,290,190
  2,558,088     National Australia Bank NY, 0.31%, 1/9/12            2,559,036
  2,193,077     RaboBank Nederland, 0.34%, 4/2/12                    2,193,656
  3,650,923     Skandinav Enskilda Bank NY, 0.33%, 11/9/11           3,655,782
  3,653,904     Westpac Banking Corp., NY, 0.32%, 12/6/11            3,655,766
                                                                --------------
                                                                $   21,934,743
------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


22    Pioneer Equity Income Fund | Annual Report | 10/31/11

-----------------------------------------------------------------------------------------
Principal
Amount ($)                                                                 Value
-----------------------------------------------------------------------------------------
               Commercial Paper:
 1,169,452     Commonwealth Bank of Australia, 0.28%, 12/15/11             $    1,169,452
 2,228,359     Commonwealth Bank of Australia, 0.39%, 2/23/12                   2,228,359
   401,798     General Electric Capital Corp., 0.28%, 11/21/11                    402,177
 3,289,339     Nestle Capital Corp., 0.19%, 12/20/11                            3,289,339
 2,923,043     Nordea NA, 0.28%, 1/9/12                                         2,923,043
 2,924,590     Procter & Gamble, 0.14%, 11/3/11                                 2,924,590
   812,075     Straight-A Funding LLC, 0.19%, 12/9/2011                           812,075
 2,192,224     Svenska HandelsBanken, 0.38%, 10/5/12                            2,193,460
   730,966     Thunderbay Funding LLC, 0.22%, 12/13/11                            730,966
 1,462,003     Thunderbay Funding LLC, 0.22%, 12/5/11                           1,462,003
 1,827,499     Variable Funding Capital Co. LLC, 0.21%, 12/7/11                 1,827,499
                                                                           --------------
                                                                           $   19,962,963
-----------------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
 7,311,532     Merrill Lynch, Inc., 0.08%, dated 10/31/11, repurchase
               price of $7,311,532 plus accrued interest on 11/1/11
               collateralized by the following:
                 $6,833,170 Freddie Mac, 0.5 - 0.75%,
                   2/15/13 - 3/28/13
                 $619,214 Federal Home Loan Bank, 0.0%, 11/4/11              $    7,311,532
 9,473,114     RBS Securities, Inc., 0.09%, dated 10/31/11, repurchase
               price of $9,473,114 plus accrued interest on 11/1/11
               collateralized by $9,662,856
               US Treasury Note, 1.75%, 10/31/18                                9,473,114
 9,139,415     Barclays Capital Markets, 0.09%, dated 10/31/11,
               repurchase price of $9,139,415 plus accrued interest on
               11/1/11 collateralized by $9,322,205
               U.S. Treasury Notes, 3.125%, 5/15/21                             9,139,415
10,967,298     HSBC Plc, 0.09%, dated 10/31/11, repurchase price of
               $10,967,298 plus accrued interest on 11/1/11
               collateralized by the following:
                 $5,836,168 Federal Home Loan Bank, 0.12 - 5.625%,
                   2/27/12 - 8/15/24
                 $5,350,740 Federal National Mortgage Association,
                   0.75 - 7.25%, 12/18/13 - 11/15/30                           10,967,298
                                                                           --------------
                                                                           $   36,891,360
-----------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    23

---------------------------------------------------------------------------
 Shares                                                      Value
                Money Market Mutual Funds:
  3,655,766     BlackRock Preferred Money Market Fund        $    3,655,766
  3,655,766     Fidelity Prime Money Market Fund                  3,655,766
                                                             --------------
                                                             $    7,311,532
                                                             --------------
                Total Securities Lending Collateral          $   86,100,598
---------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $86,100,598)                           $   86,100,598
---------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 108.1%
                (Cost $839,774,708) (a)                      $1,124,877,843
---------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- (8.1)%       $  (83,904,566)
---------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                   $1,040,973,277
===========================================================================

*   Non-income producing security.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

(a) At October 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $826,487,764 was as follows:

      Aggregate gross unrealized gain for all investments in which there is an
        excess of value over tax cost                                              $305,105,638
      Aggregate gross unrealized loss for all investments in which there is an
        excess of tax cost over value                                                (6,715,559)
                                                                                   ------------
      Net unrealized gain                                                          $298,390,079
                                                                                   ============

(b) At October 31, 2011, the following securities were out on loan:

------------------------------------------------------------------------
    Shares       Security                                  Value
------------------------------------------------------------------------
      12,600     Alexandria Real Estate Equities, Inc.     $    832,734
     329,800     Campbell Soup Co.                           10,965,850
     141,200     Cedar Fair LP                                2,825,412
      40,000     Ecolab, Inc.                                 2,153,600
      87,865     Gorman-Rupp Co. +                            2,360,933
     544,900     Microchip Technology, Inc.                  19,703,584
      24,090     Mine Safety Appliances Co.                     808,220
     711,200     New York Community Bancorp, Inc.             9,466,072
      15,000     Northrop Grumman Corp. *                       866,250
     137,120     VF Corp.                                    18,952,726
     129,700     Ventas, Inc. *                               7,212,617
     273,400     Windstream Corp.                             3,327,278
     106,500     Xilinx, Inc.                                 3,563,490
------------------------------------------------------------------------
                 Total                                     $ 83,038,766
========================================================================


The accompanying notes are an integral part of these financial statements.


24    Pioneer Equity Income Fund | Annual Report | 10/31/11

(c) Securities lending collateral is managed by Credit Suisse AG, New York
    Branch.


Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2011 aggregated $274,638,696 and $241,276,323, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3. See Notes to Financial Statements --
Note 1A.


The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund's assets:

------------------------------------------------------------------------------------------------
                                Level 1             Level 2         Level 3      Total
------------------------------------------------------------------------------------------------
 Common Stocks                  $1,038,777,245      $        --     $--          $1,038,777,245
 Temporary Cash Investments                 --       41,897,706      --              41,897,706
 Repurchase Agreements                      --       36,891,360      --              36,891,360
 Money Market Mutual Funds           7,311,532               --      --               7,311,532
------------------------------------------------------------------------------------------------
 Total                          $1,046,088,777      $78,789,066     $--          $1,124,877,843
================================================================================================


The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    25

Statement of Assets and Liabilities | 10/31/11


ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities on loan of $80,677,833) (cost $832,159,285)                    $1,092,877,205
  Investment in securities of affiliated issuers, at value (including securities on
   loan of $2,360,933) (cost $7,615,423)                                                    32,000,638
-------------------------------------------------------------------------------------------------------
   Total investments in securities, at value (including securities on loan of
     $83,038,766) (cost $839,774,708)                                                   $1,124,877,843
  Cash                                                                                       1,485,469
  Receivables --
   Investment securities sold                                                               11,264,795
   Fund shares sold                                                                          2,918,048
   Dividends                                                                                 1,661,667
   Due from Pioneer Investment Management, Inc.                                                     89
  Other                                                                                         47,836
-------------------------------------------------------------------------------------------------------
     Total assets                                                                       $1,142,255,747
-------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                                      $   13,028,488
   Fund shares repurchased                                                                   1,747,116
   Upon return of securities loaned                                                         86,100,598
  Due to affiliates                                                                            321,332
  Accrued expenses                                                                              84,936
-------------------------------------------------------------------------------------------------------
     Total liabilities                                                                  $  101,282,470
-------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                                       $  899,103,851
  Undistributed net investment income                                                       14,318,663
  Accumulated net realized loss on investments                                            (157,556,694)
  Net unrealized gain on investments                                                       285,103,135
  Net unrealized gain on assets and liabilities denominated in foreign currencies                4,322
-------------------------------------------------------------------------------------------------------
     Total net assets                                                                   $1,040,973,277
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $630,087,248/24,054,352 shares)                                     $        26.19
  Class B (based on $21,744,314/835,762 shares)                                         $        26.02
  Class C (based on $70,682,825/2,728,088 shares)                                       $        25.91
  Class R (based on $78,158,771/2,955,473 shares)                                       $        26.45
  Class Y (based on $238,646,829/9,047,277 shares)                                      $        26.38
  Class Z (based on $1,653,290/63,091 shares)                                           $        26.21
MAXIMUM OFFERING PRICE:
  Class A ($26.19 [divided by] 94.25%)                                                  $        27.79
=======================================================================================================


The accompanying notes are an integral part of these financial statements.


26    Pioneer Equity Income Fund | Annual Report | 10/31/11

Statement of Operations

For the Year Ended 10/31/11


INVESTMENT INCOME:
  Dividends (including income from affiliated issuers of $426,195)      $29,156,469
  Interest                                                                   17,535
  Income from securities loaned, net                                        127,721
------------------------------------------------------------------------------------------------------
     Total investment income                                                             $ 29,301,725
------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                       $ 6,001,132
  Transfer agent fees and expenses
   Class A                                                                  664,386
   Class B                                                                  108,524
   Class C                                                                   78,186
   Class R                                                                    7,543
   Class Y                                                                    7,407
   Class Z                                                                      588
  Distribution fees
   Class A                                                                1,598,559
   Class B                                                                  280,313
   Class C                                                                  712,304
   Class R                                                                  385,260
  Shareholder communications expense                                      1,359,829
  Administrative reimbursement                                              297,555
  Custodian fees                                                             25,543
  Registration fees                                                         106,127
  Professional fees                                                          82,642
  Printing expense                                                           41,599
  Fees and expenses of nonaffiliated Trustees                                33,996
  Miscellaneous                                                              76,470
------------------------------------------------------------------------------------------------------
     Total expenses                                                                      $ 11,867,963
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                                (89)
------------------------------------------------------------------------------------------------------
     Net expenses                                                                        $ 11,867,874
------------------------------------------------------------------------------------------------------
       Net investment income                                                             $ 17,433,851
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                          $63,183,922
   Foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                          (54,055)     $ 63,129,867
------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                          $20,453,947
   Foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                            4,322      $ 20,458,269
------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                              $ 83,588,136
------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                   $101,021,987
======================================================================================================


The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    27

Statement of Changes in Net Assets


---------------------------------------------------------------------------------------------
                                                             Year Ended         Year Ended
                                                             10/31/11           10/31/10
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $   17,433,851     $ 16,759,440
Net realized gain on investments and foreign currency
  transactions                                                   63,129,867       13,161,629
Change in net unrealized gain on investments and foreign
  currency transactions                                          20,458,269      134,326,257
---------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations      $  101,021,987     $164,247,326
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.41 and $0.40 per share, respectively)         $  (10,220,493)    $(10,749,043)
   Class B ($0.15 and $0.18 per share, respectively)               (163,053)        (309,193)
   Class C ($0.22 and $0.22 per share, respectively)               (599,437)        (682,700)
   Class R ($0.33 and $0.35 per share, respectively)               (959,053)      (1,077,046)
   Class Y ($0.52 and $0.51 per share, respectively)             (3,695,328)      (2,894,237)
   Class Z ($0.52 and $0.50 per share, respectively)                (22,247)          (8,093)
---------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $  (15,659,611)    $(15,720,312)
---------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                 $  362,649,722     $169,859,562
Reinvestment of distributions                                    13,084,371       13,101,969
Cost of shares repurchased                                     (342,916,354)    (266,087,513)
---------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     Fund share transactions                                 $   32,817,739     $(83,125,982)
---------------------------------------------------------------------------------------------
   Net increase in net assets                                $  118,180,115     $ 65,401,032
NET ASSETS:
Beginning of year                                               922,793,162      857,392,130
---------------------------------------------------------------------------------------------
End of year                                                  $1,040,973,277     $922,793,162
---------------------------------------------------------------------------------------------
Undistributed net investment income                          $   14,318,663     $ 13,070,002
=============================================================================================


The accompanying notes are an integral part of these financial statements.


28    Pioneer Equity Income Fund | Annual Report | 10/31/11

-------------------------------------------------------------------------------------------------------
                                     '11 Shares     '11 Amount             '10 Shares     '10 Amount
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                           7,731,170     $201,031,990            4,873,621     $108,355,144
Reinvestment of distributions           369,238        9,449,125              440,507        9,726,523
Less shares repurchased              (9,409,943)    (241,235,449)          (7,940,823)    (175,843,400)
-------------------------------------------------------------------------------------------------------
   Net decrease                      (1,309,535)    $(30,754,334)          (2,626,695)    $(57,761,733)
=======================================================================================================
Class B
Shares sold or exchanged                 61,047     $  1,569,674               55,270     $  1,209,791
Reinvestment of distributions             5,871          150,388               12,162          266,465
Less shares repurchased                (603,080)     (15,541,805)            (832,631)     (18,239,568)
-------------------------------------------------------------------------------------------------------
   Net decrease                        (536,162)    $(13,821,743)            (765,199)    $(16,763,312)
=======================================================================================================
Class C
Shares sold                             542,345     $ 13,931,967              286,363     $  6,286,178
Reinvestment of distributions            16,112          408,809               21,035          459,127
Less shares repurchased                (642,327)     (16,490,430)            (929,112)     (20,236,101)
-------------------------------------------------------------------------------------------------------
   Net decrease                         (83,870)    $ (2,149,654)            (621,714)    $(13,490,796)
=======================================================================================================
Class R
Shares sold                             862,987     $ 22,565,673              464,387     $ 10,404,925
Reinvestment of distributions            36,149          936,944               46,897        1,045,338
Less shares repurchased                (737,876)     (19,008,273)          (1,090,573)     (24,270,696)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)              161,260     $  4,494,344             (579,289)    $(12,820,433)
=======================================================================================================
Class Y
Shares sold                           4,698,435     $122,189,647            1,935,058     $ 43,250,835
Reinvestment of distributions            82,991        2,117,150               71,837        1,598,197
Less shares repurchased              (1,919,671)     (50,361,539)          (1,227,685)     (27,349,275)
-------------------------------------------------------------------------------------------------------
   Net increase                       2,861,755     $ 73,945,258              779,210     $ 17,499,757
=======================================================================================================
Class Z
Shares sold                              51,645     $  1,360,771               15,868     $    352,689
Reinvestment of distributions               867           21,955                  285            6,319
Less shares repurchased                 (10,526)        (278,858)              (6,538)        (148,473)
-------------------------------------------------------------------------------------------------------
   Net increase                          41,986     $  1,103,868                9,615     $    210,535
=======================================================================================================


The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    29

Financial Highlights

-------------------------------------------------------------------------------------------------------------------------------
                                                            Year Ended    Year Ended     Year Ended   Year Ended    Year Ended
                                                            10/31/11      10/31/10       10/31/09     10/31/08      10/31/07
-------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                        $  23.92      $  20.24       $  21.28     $  33.10      $    33.53
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.48      $   0.46       $   0.58     $   0.75      $     0.69
 Net realized and unrealized gain (loss) on investments         2.20          3.63          (1.12)      (10.03)           2.50
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $   2.68      $   4.09       $  (0.54)    $  (9.28)     $     3.19
Distributions to shareowners:
 Net investment income                                         (0.41)        (0.40)         (0.50)       (0.67)          (0.73)
 Net realized gain                                                --                           --        (1.81)          (2.89)
 Tax return of capital                                            --            --             --        (0.06)             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   2.27      $   3.69       $  (1.04)    $ (11.82)     $    (0.43)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  26.19      $  23.92       $  20.24     $  21.28      $    33.10
===============================================================================================================================
Total return*                                                  11.26%        20.36%         (2.30)%     (29.99)%         10.22%
Ratio of net expenses to average net assets+                    1.15%         1.19%          1.23%        1.11%           1.03%
Ratio of net investment income to average net assets+           1.78%         1.93%          2.98%        2.67%           2.27%
Portfolio turnover rate                                           24%           15%            28%          19%             14%
Net assets, end of period (in thousands)                    $630,087      $606,693       $566,439     $639,388      $1,063,910
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.15%         1.19%          1.23%        1.10%           1.02%
 Net investment income                                          1.78%         1.93%          2.98%        2.68%           2.28%
===============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


30  Pioneer Equity Income Fund | Annual Report | 10/31/11

-----------------------------------------------------------------------------------------------------------------------------
                                                            Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                            10/31/11      10/31/10      10/31/09     10/31/08     10/31/07
-----------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                        $ 23.77       $ 20.10       $ 21.14      $ 32.88      $  33.32
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.43       $  0.38       $  0.51      $  0.57      $   0.51
 Net realized and unrealized gain (loss) on investments        1.97          3.47         (1.23)      (10.02)         2.38
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  2.40       $  3.85       $ (0.72)     $ (9.45)     $   2.89
Distributions to shareowners:
 Net investment income                                        (0.15)       (0.18)         (0.32)       (0.44)        (0.44)
 Net realized gain                                                                           --        (1.81)        (2.89)
 Tax return of capital                                           --            --            --        (0.04)           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  2.25       $  3.67       $ (1.04)     $(11.74)     $  (0.44)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 26.02       $ 23.77       $ 20.10      $ 21.14      $  32.88
=============================================================================================================================
Total return*                                                 10.12%        19.23%        (3.26)%     (30.58)%        9.30%
Ratio of net expenses to average net assets+                   2.17%         2.17%         2.20%        1.96%         1.90%
Ratio of net investment income to average net assets+          0.78%         0.98%         2.08%        1.83%         1.42%
Portfolio turnover rate                                          24%           15%           28%          19%           14%
Net assets, end of period (in thousands)                    $21,744       $32,604       $42,950      $66,530      $134,618
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.17%         2.17%         2.20%        1.96%         1.89%
 Net investment income                                         0.78%         0.98%         2.08%        1.83%         1.43%
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                       Pioneer Equity Income Fund | Annual Report | 10/31/11  31

-------------------------------------------------------------------------------------------------------------------------------
                                                             Year Ended    Year Ended    Year Ended   Year Ended    Year Ended
                                                             10/31/11      10/31/10      10/31/09     10/31/08      10/31/07
-------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $ 23.66       $ 20.01       $ 21.04      $  32.75      $  33.20
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                       $  0.27       $  0.32       $  0.47      $   0.55      $   0.46
 Net realized and unrealized gain (loss) on investments         2.20          3.55         (1.16)        (9.94)         2.44
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  2.47       $  3.87       $ (0.69)     $  (9.39)     $   2.90
Distributions to shareowners:
 Net investment income                                         (0.22)        (0.22)        (0.34)        (0.47)        (0.46)
 Net realized gain                                                --            --            --         (1.81)        (2.89)
 Tax return of capital                                            --            --            --         (0.04)           --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  2.25       $  3.65       $ (1.03)     $ (11.71)     $  (0.45)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 25.91       $ 23.66       $ 20.01      $  21.04      $  32.75
===============================================================================================================================
Total return*                                                  10.45%        19.46%       (3.11)%      (30.52)%         9.37%
Ratio of net expenses to average net assets+                    1.91%         1.96%         2.04%         1.87%         1.82%
Ratio of net investment income to average net assets+           1.02%         1.17%         2.21%         1.92%         1.48%
Portfolio turnover rate                                           24%           15%           28%           19%           14%
Net assets, end of period (in thousands)                     $70,683       $66,536       $68,719      $ 88,291      $157,553
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.91%         1.96%         2.04%         1.87%         1.81%
 Net investment income                                          1.02%         1.17%         2.21%         1.92%         1.49%
===============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32  Pioneer Equity Income Fund | Annual Report | 10/31/11

-------------------------------------------------------------------------------------------------------------------------------
                                                             Year Ended    Year Ended    Year Ended   Year Ended    Year Ended
                                                             10/31/11      10/31/10      10/31/09     10/31/08      10/31/07
-------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                         $ 24.14       $ 20.43       $ 21.45      $ 33.34       $ 33.73
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                       $  0.36       $  0.44       $  0.49      $  0.68       $  0.54
 Net realized and unrealized gain (loss) on investments         2.28          3.62         (1.07)      (10.09)         2.63
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  2.64       $  4.07       $ (0.58)     $ (9.41)      $  3.17
Distributions to shareowners:
 Net investment income                                         (0.33)        (0.35)        (0.44)       (0.62)        (0.67)
 Net realized gain                                                --            --            --        (1.81)        (2.89)
 Tax return of capital                                            --            --            --        (0.05)           --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  2.31       $  3.72       $ (1.02)     $(11.89)      $ (0.39)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 26.45       $ 24.14       $ 20.43      $ 21.45       $ 33.34
===============================================================================================================================
Total return*                                                  10.96%        20.03%       (2.50)%      (30.14)%       10.10%
Ratio of net expenses to average net assets+                    1.48%         1.44%         1.44%        1.33%         1.20%
Ratio of net investment income to average net assets+           1.46%         1.68%         2.71%        2.44%         2.07%
Portfolio turnover rate                                           24%           15%           28%          19%           14%
Net assets, end of period (in thousands)                     $78,159       $67,450       $68,904      $64,559       $67,239
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.48%         1.44%         1.44%        1.33%         1.19%
 Net investment income                                          1.46%         1.68%         2.71%        2.44%         2.08%
===============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                       Pioneer Equity Income Fund | Annual Report | 10/31/11  33

------------------------------------------------------------------------------------------------------------------------------
                                                            Year Ended    Year Ended     Year Ended   Year Ended   Year Ended
                                                            10/31/11      10/31/10       10/31/09     10/31/08     10/31/07
------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $  24.09      $  20.37       $  21.41     $ 33.28      $ 33.68
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.44      $   0.49       $   0.42     $  0.67      $  0.91
 Net realized and unrealized gain (loss) on investments         2.37          3.74          (0.87)      (9.89)        2.42
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $   2.81      $   4.22       $  (0.45)    $ (9.22)     $  3.33
Distributions to shareowners:
 Net investment income                                         (0.52)        (0.51)         (0.59)      (0.77)       (0.84)
 Net realized gain                                                --            --             --       (1.81)       (2.89)
 Tax return of capital                                            --            --             --       (0.07)          --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   2.29      $   3.71       $  (1.04)    $(11.87)     $ (0.40)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  26.38      $  24.09       $  20.37     $ 21.41      $ 33.28
============================================================================================================================
Total return*                                                  11.73%        20.98%         (1.85)%    (29.72)%      10.66%
Ratio of net expenses to average net assets+                    0.75%         0.72%          0.75%       0.72%        0.66%
Ratio of net investment income to average net assets+           2.16%         2.38%          3.10%       3.09%        2.66%
Portfolio turnover rate                                           24%           15%            28%         19%          14%
Net assets, end of period (in thousands)                    $238,647      $148,995       $110,148     $29,157      $11,471
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.75%         0.72%          0.75%       0.72%        0.66%
 Net investment income                                          2.16%         2.38%          3.10%       3.09%        2.66%
============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


34  Pioneer Equity Income Fund | Annual Report | 10/31/11

-------------------------------------------------------------------------------------
                                                            Year Ended    Year Ended
                                                            10/31/11      10/31/10
-------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                        $23.95        $20.27
-------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $ 0.30        $ 0.38
 Net realized and unrealized gain (loss) on investments       2.48          3.80
-------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $ 2.78        $ 4.18
Distributions to shareowners:
 Net investment income                                       (0.52)        (0.50)
 Net realized gain                                              --            --
 Tax return of capital                                          --            --
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ 2.26        $ 3.68
-------------------------------------------------------------------------------------
Net asset value, end of period                              $26.21        $23.95
=====================================================================================
Total return*                                                11.67%        20.84%
Ratio of net expenses to average net assets+                  0.85%         0.81%
Ratio of net investment income to average net assets+         2.05%         2.25%
Portfolio turnover rate                                         24%           15%
Net assets, end of period (in thousands)                    $1,653        $  505
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.85%         0.81%
 Net investment income                                        2.05%         2.25%
=====================================================================================


-------------------------------------------------------------------------------------------------
                                                            Year Ended  Year Ended   7/6/07 (a)
                                                            10/31/09    10/31/08     to 10/31/07
-------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                        $21.30      $ 33.12      $34.18
-------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $ 0.45      $  0.80      $ 0.24
 Net realized and unrealized gain (loss) on investments      (0.91)       (9.98)      (1.08)
-------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $(0.46)     $ (9.18)     $(0.84)
Distributions to shareowners:
 Net investment income                                       (0.57)       (0.76)      (0.22)
 Net realized gain                                              --        (1.81)         --
 Tax return of capital                                          --        (0.07)         --
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $(1.03)     $(11.82)     $(1.06)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                              $20.27      $ 21.30      $33.12
=================================================================================================
Total return*                                                (1.88)%     (29.75)%     (2.46)%(b)
Ratio of net expenses to average net assets+                  0.79%        0.76%       0.67%**
Ratio of net investment income to average net assets+         3.24%        3.03%       2.26%**
Portfolio turnover rate                                         28%          19%         14%(b)
Net assets, end of period (in thousands)                    $  233      $    75      $   97
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.95%        0.76%       0.67%**
 Net investment income                                        3.08%        3.03%       2.26%**
=================================================================================================

(a) Class Z shares were first publicly offered on July 6, 2007.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                       Pioneer Equity Income Fund | Annual Report | 10/31/11  35

Notes to Financial Statements | 10/31/11

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class R shares commenced operations on April 1, 2003. Class Z shares were first publicly offered on July 6, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.


36    Pioneer Equity Income Fund | Annual Report | 10/31/11

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At October 31, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    37

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At October 31, 2011, the Fund had a net capital loss carryforward of $157,374,170 which will expire in 2017 if not utilized.

   At October 31, 2011, the Fund reclassified $525,579 to decrease undistributed net investment income and $525,579 to decrease accumulated net realized loss, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

   The tax character of distributions paid during the years ended October 31, 2011 and October 31, 2010 was as follows:


--------------------------------------------------------------------------------
                                                 2011                      2010
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                        $15,659,611               $15,720,312
--------------------------------------------------------------------------------
      Total                               $15,659,611               $15,720,312
================================================================================


38    Pioneer Equity Income Fund | Annual Report | 10/31/11

   The following shows the components of distributable earnings on a federal income tax basis at October 31, 2011:


--------------------------------------------------------------------------------
                                                                           2011
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                       $849,195
   Capital loss carryforward                                       (157,374,170)
   Net unrealized gain                                              298,394,401
--------------------------------------------------------------------------------
      Total                                                        $141,869,426
================================================================================

   The difference between book-basis and tax-basis net unrealized gain is attributable to the tax deferral of losses on wash sales, the tax basis adjustments on partnerships, and REIT holdings.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $65,628 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2011.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.


E. Risks

   At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    39
   affecting those industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.


F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% on assets over $10 billion. For the year ended October 31, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.


40    Pioneer Equity Income Fund | Annual Report | 10/31/11

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class Z expenses to 0.85% of the average daily net assets attributable to Class Z shares. Fees waived and expenses reimbursed during the year ended October 31, 2011 are reflected on the Statement of Operations. This expense limitation is in effect through March 1, 2012. There can be no assurance that PIM will extend the expense limitation agreement beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $55,023 in management fees, administrative costs and certain other reimbursements payable to PIM at October 31, 2011.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

For the year ended October 31, 2011, such out-of-pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                               $851,242
 Class B                                                                 34,095
 Class C                                                                 98,007
 Class R                                                                232,938
 Class Y                                                                142,005
 Class Z                                                                  1,542
--------------------------------------------------------------------------------
    Total                                                            $1,359,829
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $240,851 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at October 31, 2011.


4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00%


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    41
of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class
C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $25,458 in distribution fees payable to PFD at October 31, 2011.


The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2011, CDSCs in the amount of $32,398 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2011, the Fund's expenses were not reduced under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an


42    Pioneer Equity Income Fund | Annual Report | 10/31/11
annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended October 31, 2011, the Fund had no borrowings under this agreement.


7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended October 31, 2011:



---------------------------------------------------------------------------------------------------------
                     Beginning                     Corporate      Ending
                     Balance        Purchases      Actions        Balance       Dividend
 Affiliates          (shares)       (shares)       (shares)       (shares)      Income       Value
---------------------------------------------------------------------------------------------------------
 Gorman-Rupp Co.     988,195        --             --             1,190,943     $426,195     $32,000,638



                     Pioneer Equity Income Fund | Annual Report | 10/31/11    43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer Equity Income Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Equity Income Fund (the "Fund"), including the schedule of investments, as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income Fund at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
December 23, 2011

44    Pioneer Equity Income Fund | Annual Report | 10/31/11

ADDITIONAL INFORMATION (unaudited)

For the year ended October 31, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2011 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100%.


                     Pioneer Equity Income Fund | Annual Report | 10/31/11    45

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.


Trustees and Officers

The Fund's Trustees and officers are listed on the following pages, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 55 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a trustee of 44 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


46    Pioneer Equity Income Fund | Annual Report | 10/31/11

Interested Trustees

-----------------------------------------------------------------------
                            Position Held     Length of Service
Name and Age                with the Fund     and Term of Office
-----------------------------------------------------------------------
John F. Cogan, Jr. (85)*    Chairman of the   Trustee since
                            Board, Trustee    1990. Serves until
                            and President     a successor trustee
                                              is elected or earlier
                                              retirement or
                                              removal.
-----------------------------------------------------------------------
Daniel K. Kingsbury (53)*   Trustee and       Trustee since
                            Executive Vice    2007. Serves until
                            President         a successor trustee
                                              is elected or earlier
                                              retirement or
                                              removal.
-----------------------------------------------------------------------


Interested Trustees
------------------------------------------------------------------------------------------------------------------
                                                                                             Other Directorships
Name and Age                Principal Occupation                                             Held by this Trustee
------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (85)*    Non-Executive Chairman and a director of Pioneer Investment      None
                            Management USA Inc. ("PIM-USA"); Chairman and a director of
                            Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin, until October 2011);
                            President and a director of Pioneer Alternative Investment
                            Management (Bermuda) Limited and affiliated funds; Deputy
                            Chairman and a director of Pioneer Global Asset Management
                            S.p.A. ("PGAM") (until April 2010); Director of PIOGLOBAL Real
                            Estate Investment Fund (Russia) (until June 2006); Director of
                            Nano-C, Inc. (since 2003); Director of Cole Management Inc.
                            (since 2004); Director of Fiduciary Counseling, Inc.;
                            President and Director of Pioneer Funds Distributor, Inc.
                            ("PFD") (until May 2006); President of all of the Pioneer
                            Funds; and Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (53)*   Director, CEO and President of PIM-USA (since February           None
                            2007); Director and President of Pioneer and Pioneer
                            Institutional Asset Management, Inc. (since February 2007);
                            Executive Vice President of all of the Pioneer Funds (since
                            March 2007); Director of PGAM (2007 - 2010); Head of New
                            Europe Division, PGAM (2000 - 2005); and Head of New Markets
                            Division, PGAM (2005 - 2007)
------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

                       Pioneer Equity Income Fund | Annual Report | 10/31/11  47

Independent Trustees

-------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
-------------------------------------------------------------
David R. Bock (67)   Trustee          Trustee since
                                      2005. Serves until
                                      a successor trustee
                                      is elected or earlier
                                      retirement or
                                      removal.
-------------------------------------------------------------
Mary K. Bush (63)    Trustee          Trustee since
                                      1997. Serves until
                                      a successor trustee
                                      is elected or earlier
                                      retirement or
                                      removal.


Independent Trustees
----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Other Directorships
Name and Age         Principal Occupation                                                Held by this Trustee
----------------------------------------------------------------------------------------------------------------------------------
David R. Bock (67)   Managing Partner, Federal City Capital Advisors (corporate          Director of Enterprise Community
                     advisory services company) (1997 - 2004 and 2008 -                  Investment, Inc. (privately held
                     present); Interim Chief Executive Officer, Oxford Analytica, Inc.   affordable housing finance company
                     (privately held research and consulting company) (2010);            (1985 - 2010); Director of Oxford
                     Executive Vice President and Chief Financial Officer, I-trax,       Analytica, Inc. (2008 - present);
                     Inc. (publicly traded health care services company) (2004 -         Director of The Swiss Helvetia Fund,
                     2007); and Executive Vice President and Chief Financial             Inc. (closed-end fund) (2010 - present);
                     Officer, Pedestal Inc. (internet-based mortgage trading             and Director of New York Mortgage Trust
                     company) (2000 - 2002)                                              (publicly traded mortgage REIT)
                                                                                         (2004 - 2009)
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (63)    Chairman, Bush International, LLC (international financial          Director of Marriott International,
                     advisory firm) (1991 - present); Senior Managing Director,          Inc. (2008 - present); Director of
                     Brock Capital Group, LLC (strategic business advisors) (2010        Discover Financial Services (credit
                     - present); Managing Director, Federal Housing Finance Board        card issuer and electronic payment
                     (oversight of Federal Home Loan Bank system) (1989 -                services) (2007 - present); Former
                     1991); Vice President and Head of International Finance,            Director of Briggs & Stratton Co.
                     Federal National Mortgage Association (1988 - 1989); U.S.           (engine manufacturer) (2004 -
                     Alternate Executive Director, International Monetary Fund           2009); Former Director of UAL
                     (1984 - 1988); Executive Assistant to Deputy Secretary of           Corporation (airline holding company
                     the U.S. Treasury, U.S. Treasury Department (1982 - 1984);          (2006 - 2010); Director of ManTech
                     and Vice President and Team Leader in Corporate Banking,            International Corporation (national
                     Bankers Trust Co. (1976 - 1982)                                     security, defense, and

48  Pioneer Equity Income Fund | Annual Report | 10/31/11

----------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
----------------------------------------------------------------------
Mary K. Bush (continued)













----------------------------------------------------------------------
Benjamin M. Friedman (67)   Trustee         Trustee since
                                            2008. Serves until
                                            a successor trustee
                                            is elected or earlier
                                            retirement or
                                            removal.
----------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Other Directorships
Name and Age                Principal Occupation                                           Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (continued)                                                                   intelligence technology firm) (2006
                                                                                           - present); Member, Board of Governors,
                                                                                           Investment Company Institute (2007 -
                                                                                           present); Member, Board of Governors,
                                                                                           Independent Directors Council (2007 -
                                                                                           present); Former Director of Brady
                                                                                           Corporation (2000 - 2007); Former
                                                                                           Director of Mortgage Guaranty Insurance
                                                                                           Corporation (1991 - 2006);
                                                                                           Former Director of Millennium
                                                                                           Chemicals, Inc. (commodity
                                                                                           chemicals) (2002 - 2005); Former
                                                                                           Director, R.J. Reynolds Tobacco
                                                                                           Holdings, Inc. (tobacco) (1999 -
                                                                                           2005); and Former Director of
                                                                                           Texaco, Inc. (1997 - 2001)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (67)   William Joseph Maier Professor of Political Economy, Harvard   Trustee, Mellon Institutional Funds
                            University (1972 - present)                                    Investment Trust and Mellon Institutional
                                                                                           Funds Master Portfolio (oversaw 17
                                                                                           portfolios in fund complex) (1989 - 2008)
------------------------------------------------------------------------------------------------------------------------------------

                      Pioneer Equity Income Fund | Annual Report | 10/31/11  49

----------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
----------------------------------------------------------------------
Margaret B.W. Graham (64)   Trustee         Trustee since
                                            1990. Serves until
                                            a successor trustee
                                            is elected or earlier
                                            retirement or
                                            removal.
----------------------------------------------------------------------
Thomas J. Perna (61)        Trustee         Trustee since
                                            2006. Serves until
                                            a successor trustee
                                            is elected or earlier
                                            retirement or
                                            removal.
----------------------------------------------------------------------
Marguerite A. Piret (63)    Trustee         Trustee since
                                            1990. Serves until
                                            a successor trustee
                                            is elected or earlier
                                            retirement or
                                            removal.
----------------------------------------------------------------------
Stephen K. West (83)        Trustee         Trustee since
                                            1993. Serves until
                                            a successor trustee
                                            is elected or earlier
                                            retirement or
                                            removal.
----------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                             Other Directorships
Name and Age                Principal Occupation                                             Held by this Trustee
--------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (64)   Founding Director, Vice President and Corporate Secretary,       None
                            The Winthrop Group, Inc. (consulting firm) (1982 - present);
                            Desautels Faculty of Management, McGill University (1999 -
                            present); and Manager of Research Operations and
                            Organizational Learning, Xerox PARC, Xerox's Advance Research
                            Center (1990 - 1994)
--------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (61)        Chairman and Chief Executive Officer, Quadriserv, Inc.           Director, Broadridge Financial
                            (technology products for securities lending industry)            Solutions, Inc. (investor
                            (2008 - present); private investor (2004 - 2008); and Senior     communications and securities
                            Executive Vice President, The Bank of New York (financial and    processing provider for financial
                            securities services) (1986 - 2004)                               services industry) (2009 - present);
                                                                                             and Director, Quadriserv, Inc.
                                                                                             (2005 - present)
--------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (63)    President and Chief Executive Officer, Newbury, Piret &          Director of New America High
                            Company, Inc. (investment banking firm) (1981 - present)         Income Fund, Inc. (closed-end
                                                                                             investment company) (2004 -
                                                                                             present); and member, Board of
                                                                                             Governors, Investment Company
                                                                                             Institute (2000 - 2006)
--------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (83)        Senior Counsel, Sullivan & Cromwell LLP (law firm) (1998 -       Director, The Swiss Helvetia Fund,
                            present); and Partner, Sullivan & Cromwell LLP (prior to         Inc. (closed-end investment
                            1998)                                                            company); and Director, AMVESCAP,
                                                                                             PLC (investment manager) (1997 -
                                                                                             2005)
--------------------------------------------------------------------------------------------------------------------------------


50  Pioneer Equity Income Fund | Annual Report | 10/31/11

Fund Officers

-----------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
-----------------------------------------------------------------------------
Christopher J. Kelley (46)   Secretary             Since 2010. Serves
                                                   at the discretion of
                                                   the Board.
-----------------------------------------------------------------------------
Carol B. Hannigan (50)       Assistant             Since 2010. Serves
                             Secretary             at the discretion of
                                                   the Board.
-----------------------------------------------------------------------------
Thomas Reyes (48)            Assistant             Since 2010. Serves
                             Secretary             at the discretion of
                                                   the Board.
-----------------------------------------------------------------------------
Mark E. Bradley (51)         Treasurer             Since 2008. Serves
                                                   at the discretion of
                                                   the Board.
-----------------------------------------------------------------------------
Luis I. Presutti (46)        Assistant Treasurer   Since 2000. Serves
                                                   at the discretion of
                                                   the Board.
-----------------------------------------------------------------------------
Gary Sullivan (53)           Assistant Treasurer   Since 2002. Serves
                                                   at the discretion of
                                                   the Board.
-----------------------------------------------------------------------------


Fund Officers
--------------------------------------------------------------------------------------------------------------------
                                                                                             Other Directorships
Name and Age                 Principal Occupation During Past Five Years                     Held by this Officer
--------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (46)   Vice President and Associate General Counsel of Pioneer         None
                             since January 2008 and Secretary of all of the Pioneer Funds since June 2010; Assistant Secretary of all of the Pioneer
                             Funds from September 2003 to May 2010; and Vice President
                             and Senior Counsel of Pioneer from July 2002 to December 2007
--------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (50)       Fund Governance Director of Pioneer since December 2006         None
                             and Assistant Secretary of all the Pioneer Funds since June
                             2010; Manager - Fund Governance of Pioneer from December 2003 to November 2006; and Senior Paralegal of Pioneer from January
                             2000 to November 2003
--------------------------------------------------------------------------------------------------------------------
Thomas Reyes (48)            Counsel of Pioneer since June 2007 and Assistant Secretary      None
                             of all the Pioneer Funds since June 2010; and Vice President and Counsel at State Street Bank from October 2004 to June
                             2007
--------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (51)         Vice President - Fund Accounting, Administration and            None
                             Controllership Services of Pioneer; Treasurer of all of the
                             Pioneer Funds since March 2008; Deputy Treasurer of Pioneer from March 2004 to February 2008; and Assistant Treasurer of all of the Pioneer Funds from March 2004 to February 2008
--------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (46)        Assistant Vice President - Fund Accounting, Administration      None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------
Gary Sullivan (53)           Fund Accounting Manager - Fund Accounting, Administration       None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------


                      Pioneer Equity Income Fund | Annual Report | 10/31/11  51

------------------------------------------------------------------------
                        Position Held         Length of Service
Name and Age            with the Fund         and Term of Office
------------------------------------------------------------------------
David F. Johnson (31)   Assistant Treasurer   Since 2009. Serves
                                              at the discretion of
                                              the Board.
------------------------------------------------------------------------
Jean M. Bradley (59)    Chief Compliance      Since 2010. Serves
                        Officer               at the discretion of
                                              the Board.
------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                                                                                         Other Directorships
Name and Age            Principal Occupation During Past Five Years                      Held by this Officer
--------------------------------------------------------------------------------------------------------------------
David F. Johnson (31)   Fund Administration Manager - Fund Accounting,                   None
                        Administration and Controllership Services since
                        November 2008; Assistant Treasurer of all of the
                        Pioneer Funds since January 2009; and Client Service
                        Manager - Institutional Investor Services at State
                        Street Bank from March 2003 to March 2007
--------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (59)    Chief Compliance Officer of Pioneer and of all the Pioneer       None
                        Funds since March 2010; Director of Adviser and Portfolio
                        Compliance at Pioneer since October 2005; and Senior
                        Compliance Officer for Columbia Management Advisers, Inc.
                        from October 2003 to October 2005
--------------------------------------------------------------------------------------------------------------------


52  Pioneer Equity Income Fund | Annual Report | 10/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: us.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $36,386 in 2011 and $36,386 in 2010.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended October
31, 2011 and 2010.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $8,290 for 2011 and 2010, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended October 31, 2011 and 2010.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2011 and 2010, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2011 and $8,290 in 2010.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 30, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 30, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date December 30, 2011

* Print the name and title of each signing officer under his or her signature.